Related party transactions	12 Months Ended
Dec. 31, 2015
Related party transactions
Related party transactions

25  Related party transactions

a)            Amounts due to related parties consisted of the following:

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Short-term:
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”)	8,040	3,904
Payables to Jing Wei Electronics Co., Ltd.(“Jing Wei”)	84,020	39,785
Payables to Xingtai Jinglong Electronics and Materials Co., Ltd.(“Xingtai Jinglong”)	63,633	63,766
Payables to Heibei Ningjin Songgong Electronics Co., Ltd. (“Songgong Electronics”)	17,302	92,709
Payables to Yangguang Guifeng Electronics Co., Ltd.(“Yangguang Guifeng”)	88,757	32,914
Payables to Ningjin Saimei Ganglong Electronics Co., Ltd. (“Saimei Ganglong”)	34,821	32,574
Payables to Hebei Jinglong Fine Chemical Co., Ltd. (“Fine Chemical”)	24,827	14,183
Payables to Hebei Jinglong Sunshine Equipment Co., Ltd.	1,817	46,563
Payables to Ningjin Jingxing Electronic Material Co., Ltd.	4,810	27,152
Others	11,290	35,358

Total amounts due to related parties	339,317	388,908

b)   Amounts due from related parties consisted of the following:

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Short-term:

Advance to related party suppliers, net
Advances to Hebei Jinglong	60,000	39,194

Accounts receivable from related party customers, net
Receivables from JA Solar PV Electric (Lincheng) Co,. Ltd. (“Lin Cheng”)	109,407	35,320
Receivables from Hebei Jinglong	106,194	18,011
Receivables from Jing Wei	28,194	5,282
Receivables from Xingtai Jinglong	19,694	16,079
Receivables from Songgong Electronics	67,243	87,641
Receivables from Yangguang Guifeng	40,726	748
Receivables from others-short term	10,818	5,394

Amount due from related parties:
Loan to Yangzhou JA Property Co., Ltd. (“Yangzhou Property”)	40,000	40,000
Amount due from others-short term	7,890	5,654

Long-term:
Advances to Hebei Jinglong-long term	10,145	26,757

Total amounts due from related parties	500,311	280,080

c)     Transactions with Hebei Jinglong

Wafer supply

In July 2006, the Group entered into a master long-term supply contract (the “Jinglong Long-term Supply Contract”) with Hebei Jinglong for the supply of silicon wafers. Hebei Jinglong is owned by the shareholders of the largest shareholder of the Company, Jinglong Group Co., Ltd. (“Jinglong BVI”), and thus, is a related party of the Company. Mr. Baofang Jin, our executive chairman, owns 32.96% equity interests in each of Hebei Jinglong and Jinglong BVI. The Jinglong Long-term Supply Contract had an initial term of four and half years, from July 2006 to December 2010, which automatically extended for another three years until the end of 2013. The Group has also entered into various short-term supply contracts with Hebei Jinglong for the supply of silicon wafers (together with the Jinglong Long-term Supply Contract the “Jinglong Supply Contracts”). Under the Jinglong Supply Contracts, Jinglong Group has agreed to supply the Group with silicon wafers at prevailing market prices with a reasonable discount and under prepayment arrangements. The Group has entered into various supplemental agreements to the Jinglong Supply Contracts to specify certain performance terms, including amendment of prepayment amounts and their utilization. The prepayment and delivery terms under the existing Jinglong Long-term Supply Contract had been revised subsequently in August 2007, September 2008, and February 2009.

The Group reviewed the contracts under ASC 815, Derivatives and Hedging, and ASC 810, Consolidation, and determined that they don’t contain an embedded derivative nor would the supplier contracts cause the supplier to be a variable interest entity.

Due to the reorganization of Jinglong Group, Hebei Jinglong disposed its wafer production business in the middle of 2014. For the years ended 31 December2013, 2014 and 2015, the Group purchased RMB205,047, RMB nil and RMB nil respectively, of silicon wafers from Jinglong Group under the Jinglong Supply Contracts.

Unused prepayments were RMB113,603, RMB70,145 and RMB65,951 at December 31, 2013, 2014 and 2015, respectively, and were recorded in advances to related party supplier in the consolidated balance sheet. The unused prepayment was deducted by the rental fee according to the supplemental agreements signed every quarter.

Outsourcing service

The Group outsourced wafer processing services to Hebei Jinglong, who helped the Group turn polysilicon into wafers. The outsourcing service fee was RMB1,024, RMB320 and RMB nil for Hebei Jinglong for the years ended December 31, 2013, 2014 and 2015 respectively. Hebei Jinglong changed its business and the Group outsourced wafer processing service to the subsidiaries of Hebei Jinglong since the middle of 2014. (Refer to Note 25(d))

Leasing

The Group leases properties from Hebei Jinglong and another related party under operating lease agreements. The Group incurred rental expenses under operating lease agreements to Hebei Jinglong in the amounts of RMB42,089, RMB47,352 and RMB52,614 for the years ended December31, 2013, 2014 and 2015, respectively.

d)    Transactions with other related parties

	For the year ended December 31, 2013	For the year ended December 31, 2014	For the year ended December 31, 2015
	RMB	RMB	RMB
Sales of products
Subsidiaries of Hebei Jinglong	394,974	73,215	34,337
Ningjin Songgong	1,531	—	—
Others	—	115,382	92,158

Total	396,505	188,597	126,495

Purchase of products
Subsidiaries of Hebei Jinglong	609,635	1,079,882	1,015,077
Ningjin Songgong	35,504	—	—

Total	645,139	1,079,882	1,015,077

Processing service
Subsidiaries of Hebei Jinglong	7,124	14,735	8,438

Total	7,124	14,735	8,438

Purchase of equipment and building
Subsidiaries of Hebei Jinglong	1,967	2,543	—
Yangzhou Property	—	77,398	—

Total	1,967	79,941	—

Sales of equipment
Subsidiaries of Hebei Jinglong	5,000	—	—

Total	5,000	—	—

Provide entrusted loan
Yangzhou Property	40,000	40,000	40,000

Total	40,000	40,000	40,000

Provide Guarantee
Yangzhou Property	20,000	—	—

Total	20,000	—	—

Receive Guarantee
Hebei Jinglong	228,000	672,047	581,714
Yangzhou Property	50,000	80,000	80,000

Total	278,000	752,047	661,714

As of December 31, 2014 and 2015, the Group provided no guarantees to related parties while as of December 31, 2013, the Group provided guarantees to Yangzhou Property for a short-term borrowing with a principal of RMB 20,000. Meanwhile, the Group received guarantees from Yangzhou Property for a short-term borrowing with a principal of RMB 50,000, RMB 80,000 and RMB 80,000 in 2013, 2014 and 2015, respectively. No amounts have been accrued as a loss contingency related to this guarantee because payment by the Group is not probable. The fair value of the guarantee as of December 31, 2015 was not material. In addition, in June 2013, the Company provided an entrustment loan to Yangzhou Property with a principal of RMB 40,000, with an annual interest rate of 6.6% and will be due for repayment in one year.  In 2014, the repayment date for the entrustment loan was extended to June 8, 2015. And in 2015, the repayment date for this loan is extended to June 10, 2016 with interest rate of 7%. In 2014, the Group purchased a block of building from Yangzhou Property for a consideration of RMB 77,398, which was based on the fair value of the building. In 2013 and 2015, there were no such transactions.

The Group considers that these transactions were carried out at arm’s length with prices comparable to other similar transactions with unrelated third parties.